Changes in working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in working capital
Trade and other receivables	$ 1,572	$ (6,802)
Financial and other assets	(1,470)	(63)
Inventories	(5,492)	1,918
Accounts payable and accrued liabilities	13,991	(12,600)
Other liabilities	3,070	556
Total	$ 11,671	$ (16,991)